UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 113.6%
Alabama — 0.6%
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	$1,215	$1,379,717
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/33	245	278,416
5.00%, 12/01/34	1,145	1,290,369

		2,948,502
Alaska — 1.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,531,180
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 09/01/19(a)	4,425	4,733,378

		6,264,558
Arizona — 0.8%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 01/01/38	525	593,423
4.00%, 01/01/41	1,520	1,571,559
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,606,923
5.25%, 10/01/28	250	264,620

		4,036,525
California — 17.2%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(b)	7,405	2,767,100
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	775	818,206
Sutter Health, Series B, 5.88%, 08/15/31	1,500	1,644,975
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,281,565
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	2,000	2,206,500

Security	Par (000)	Value
California (continued)
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34(c)	$5,000	$5,672,050
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	260	295,188
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	565	646,015
Series A, 5.00%, 03/01/37	620	707,327
Series A-1, 5.75%, 03/01/34	1,150	1,272,015
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/18(a)	2,800	2,852,024
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 05/01/18(a)	3,000	3,028,140
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	900	1,018,557
El Monte Union High School District, GO, Series C (AGM), 5.25%, 06/01/18(a)	6,110	6,191,446
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,000	3,184,750
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 08/01/30(b)	10,030	6,679,178
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	4,125	4,177,553
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(c)	1,945	1,587,859
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	5,000	2,524,000
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/37(b)	4,005	1,959,607
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(c)	10,000	11,540,300
San Diego California Unified School District, GO, Election of 2008(b):
CAB, Series C, 0.00%, 07/01/38	2,200	1,036,684

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Election of 2008(b) (continued):
CAB, Series G, 0.00%, 07/01/34	$900	$428,301
CAB, Series G, 0.00%, 07/01/35	950	424,527
CAB, Series G, 0.00%, 07/01/36	1,430	600,100
CAB, Series G, 0.00%, 07/01/37	950	374,500
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	1,725	1,104,707
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	900	1,003,023
5.00%, 08/01/21	760	846,997
State of California, GO, 5.50%, 04/01/28	5	5,018
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,300	2,538,073
5.00%, 10/01/41	1,300	1,437,085
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,665,570
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/36(b)	15,000	7,724,850

		82,243,790
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A:
5.00%, 06/01/39	540	598,147
Refunding, 5.38%, 06/01/31	1,885	2,024,189

		2,622,336
Florida — 11.8%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	1,200	1,241,892
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	2,175	2,366,096
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,338,400
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,764,989
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,419,597
5.38%, 10/01/32	1,700	1,865,614

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 07/01/18(a)	$3,300	$3,369,135
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,755	3,221,532
Department, Series B, AMT, 6.25%, 10/01/38	560	662,127
Department, Series B, AMT, 6.00%, 10/01/42	895	1,045,539
Series B, AMT, 6.00%, 10/01/30	870	1,011,375
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	1,220	1,264,286
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	292,523
Series A, 5.50%, 10/01/36	6,490	6,885,046
Series A, AMT, 5.00%, 10/01/32	3,550	3,897,261
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,600	4,014,216
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	765	841,707
5.00%, 08/01/47	2,225	2,441,025
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	45	50,117
5.00%, 10/01/31	2,780	3,079,378
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	375	393,206
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	1,395	1,534,277
5.38%, 10/01/29	1,900	2,120,419
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 4.00%, 10/01/47	3,360	3,443,899
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,620	1,851,417

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$3,655	$4,108,841

		56,523,914
Georgia — 0.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	1,425	1,455,751
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	680	789,120
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	190	208,652
5.00%, 04/01/44	855	928,975

		3,382,498
Illinois — 14.5%
City of Chicago Illinois, Refunding GARB, Series B:
O’Hare International Airport, Senior Lien, 5.00%, 01/01/41	3,800	4,263,486
O’Hare International Airport, Passenger Facility Charge, AMT, 5.00%, 01/01/31	2,500	2,696,700
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	1,475	1,630,362
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	3,985	4,630,889
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,615	5,152,463
3rd Lien, Series A, 5.75%, 01/01/39	885	975,031
Senior Lien, Series D, AMT, 5.00%, 01/01/42	315	352,183
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	4,090	4,507,057
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	789,889
Sales Tax Receipts, 5.25%, 12/01/36	840	915,180

Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	$280	$298,623
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	850	946,025
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	1,690	1,709,080
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	470	500,940
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	1,100	1,107,480
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	17,800	17,835,422
Metropolitan Pier & Exposition Authority, RB, (NPFGC)(b):
0.00%, 06/15/30(d)	800	564,416
0.00%, 06/15/30	14,205	8,412,911
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	4,625	1,475,467
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	900	1,024,461
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	3,200	4,053,696
State of Illinois, GO:
5.25%, 02/01/33	1,140	1,198,562
5.50%, 07/01/33	1,100	1,165,835
5.25%, 02/01/34	1,140	1,197,946
5.50%, 07/01/38	1,840	1,945,561

		69,349,665
Indiana — 2.2%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,552,600
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	690	740,273
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	2,625	2,975,674

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(a)	$255	$265,083
5.75%, 01/01/38	1,045	1,084,271
(AGC), 5.25%, 01/01/19(a)	460	476,104
(AGC), 5.25%, 01/01/29	1,890	1,956,698
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,190	1,280,952

		10,331,655
Iowa — 2.5%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	7,700	8,179,248
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,050	1,110,028
5.70%, 12/01/27	1,050	1,104,096
5.80%, 12/01/29	710	745,607
5.85%, 12/01/30	960	1,008,758

		12,147,737
Louisiana — 2.5%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,486,904
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM):
5.00%, 12/01/36	850	978,138
5.00%, 12/01/37	330	379,147
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	330	380,652
5.00%, 12/01/35	440	506,730
5.00%, 12/01/36	395	453,827
5.00%, 12/01/37	495	567,825
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	4,015	4,469,056

Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 07/01/30	$1,800	$1,871,730

		12,094,009
Maine — 0.2%
Maine State Housing Authority, RB, Series D-1, 3.65%, 11/15/42	890	882,782

Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,855	3,196,658
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/36	1,700	1,777,894
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	1,090	1,136,968
Series C, 5.00%, 12/01/30	1,655	1,697,120
Series C, 5.35%, 12/01/42	845	868,466
Massachusetts Port Authority, Refunding ARB, Series B, AMT, 4.00%, 07/01/46	1,040	1,057,836
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,720	1,928,911

		11,663,853
Michigan — 5.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 07/01/18(a)	8,300	8,447,325
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	1,000	1,090,110
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,500	2,786,425
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	615	541,188
Trinity Health Credit Group, 5.00%, 12/01/21(a)	25	27,957
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	845	873,451
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	820	840,131

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	$1,470	$1,605,211
William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	3,510	3,648,891
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,341,084
Series I-A, 5.38%, 10/15/41	1,000	1,114,160
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,753,065
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	520	587,813

		27,656,811
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	415	431,480
6.50%, 11/15/38	2,285	2,370,756

		2,802,236
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Faciliities Refinancing, Series A, 4.00%, 08/01/43	550	569,355

Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	1,000	1,123,830

Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	1,150	1,209,869

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 07/01/42	$1,500	$1,594,275

		2,804,144
New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	2,200	2,135,826

New Jersey — 6.8%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,220	1,352,895
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	935	1,032,315
Series WW, 5.25%, 06/15/33	215	233,855
Series WW, 5.00%, 06/15/34	280	299,365
Series WW, 5.00%, 06/15/36	1,280	1,360,102
Series WW, 5.25%, 06/15/40	490	525,824
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	785	789,883
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	480	520,022
5.75%, 12/01/27	225	243,409
5.75%, 12/01/28	245	264,588
5.88%, 12/01/33	1,980	2,153,032
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,277,748
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	2,035	2,175,985
Transportation Program, Series AA, 5.00%, 06/15/38	2,440	2,582,911
Transportation System, CAB, Series A, 0.00%, 12/15/29(b)	7,530	4,565,665
Transportation System, Series A, 5.50%, 06/15/41	1,605	1,703,499
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	2,000	2,353,920
Transportation System, Series AA, 5.50%, 06/15/39	3,565	3,824,461
Transportation System, Series B, 5.50%, 06/15/31	2,750	2,947,670
Transportation System, Series B, 5.00%, 06/15/42	725	755,269

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series D, 5.00%, 06/15/32	$875	$933,564
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	540	577,881

		32,473,863
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	500	559,215

New York — 4.4%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,212,926
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	615	688,203
5.75%, 02/15/47	385	422,780
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	1,900	2,185,171
Series D, 4.00%, 11/15/42	1,750	1,817,287
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,855	3,136,275
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37	820	937,211
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(a)	2,000	2,095,800
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	3,350	3,354,254

		20,849,907
Ohio — 1.3%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	2,165	2,211,591
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	635	645,268
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	725	851,186

Security	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	$950	$1,080,606
5.25%, 02/15/33	1,325	1,505,809

		6,294,460
Oregon — 1.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 06/15/36(c)	1,145	1,307,899
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/39(c)	605	619,423
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	1,360	601,759
State of Oregon, GO, Refunding, Veteran’s Welfare Series 100th, 3.65%, 06/01/42	850	837,820
State of Oregon Housing & Community Services Department, RB, Series D, 3.45%, 01/01/38	3,915	3,853,848

		7,220,749
Pennsylvania — 9.7%
County of Berks IDA, Refunding RB, Tower Health Project:
4.00%, 11/01/39	835	843,701
4.00%, 11/01/47	1,270	1,272,997
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,420	1,573,999
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	3,420	3,822,568
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	11,890	13,206,817
Pennsylvania Economic Development Financing Authority, Refunding RB, UPMC, 4.00%, 03/15/41	425	434,006
Pennsylvania HFA, RB, ACE, M/F Housing, Series 125B, AMT, 3.70%, 10/01/47	2,165	2,100,310
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,575	5,118,784
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	968,308
Series A-1, 5.00%, 12/01/41	1,125	1,263,263

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued):
Series B, 5.00%, 12/01/40	$440	$493,808
Series C, 5.50%, 12/01/23(a)	760	907,531
Sub-Series B-1, 5.00%, 06/01/42	1,965	2,182,938
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(a)	6,700	7,369,263
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	775	863,048
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	1,040	1,163,573
Subordinate, 2nd Series, 5.00%, 12/01/37	1,460	1,631,740
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	425	455,596
State Public School Building Authority, RB, The School District of Philadelphia Project, 5.00%, 04/01/32	500	528,805

		46,201,055
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	7,180	7,278,079

South Carolina — 5.6%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,500	1,690,860
5.50%, 07/01/41	2,725	3,067,369
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/39	320	364,384
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	2,500	2,650,025
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,160	3,511,740
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	11,133,674
Series E, 5.50%, 12/01/53	985	1,096,827

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$2,850	$3,128,730

		26,643,609
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,690	1,738,080

Texas — 11.2%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 07/01/19(d)	530	552,472
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	2,700	2,853,414
6.00%, 11/15/35	150	158,602
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	3,650	4,212,538
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	760	849,118
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, TECO Project, 4.00%, 11/15/37	160	166,574
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,870	1,337,506
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,228,601
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,296,928
5.00%, 11/01/42	1,500	1,628,805
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,519,656
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46(c)	2,870	2,691,658
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	4,665	1,932,290
Lone Star College System, GO, 5.00%, 08/15/18(a)	4,800	4,894,032

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Children’s Health System, Series A, 4.00%, 08/15/40	$530	$542,672
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(a)	2,745	2,857,161
1st Tier System, Series A, 6.00%, 01/01/28	635	660,476
1st Tier-Series A, 5.00%, 01/01/43	1,325	1,515,310
Series B, 5.00%, 01/01/40	1,375	1,513,600
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	3,180	1,421,206
0.00%, 09/15/36	6,015	2,531,834
0.00%, 09/15/37	4,305	1,704,392
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,600	1,750,752
5.00%, 12/15/32	1,060	1,158,357
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,918,191
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	2,330	2,554,193

		53,450,338
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,700	1,921,901

Virginia — 1.2%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(a):
5.50%, 05/15/19	155	162,823
5.50%, 05/15/19	295	310,278
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(e)	3,070	3,626,867
Virginia Commonwealth Transportation Board, Refunding RB, Series A, 4.00%, 05/15/36	845	898,455

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/52	$720	$794,397

		5,792,820
Washington — 2.8%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,380	1,532,324
State of Washington Housing Finance Commission, Refunding RB, S/F, Series 3N (Ginnie Mae, Fannie Mae, Freddie Mac), 3.75%, 12/01/42	2,160	2,101,961
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	4,000	4,414,840
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,601,280
Providence Health & Services, Series A, 5.25%, 10/01/39	850	898,459
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	2,535	2,598,248

		13,147,112
Wisconsin — 1.6%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	580	646,375
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,937,190
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	2,275	2,278,390
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	2,600	2,645,942

		7,507,897

Total Municipal Bonds — 113.6% (Cost — $504,035,257)		542,663,111

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 48.8%
California — 2.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	$5,282	$5,528,917
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(a):
5.00%, 05/01/18	4,312	4,352,272
5.00%, 05/01/18	858	865,654
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	2,639	2,817,807
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	508	537,088

		14,101,738
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	1,220	1,268,861

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,127,464

District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,319	1,410,872
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,783,486

		5,194,358
Florida — 9.2%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	2,390	2,626,526
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	12,728	13,829,329
County of Miami-Dade School Board, COP, Refunding, Series B, 5.25%, 05/01/18(a)	11,350	11,460,152
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,750,088

Security	Par (000)	Value
Florida (continued)
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	$6,300	$7,877,993
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 04/01/18(a)	4,315	4,345,127

		43,889,215
Illinois — 7.1%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	14,823,037
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(g)	6,198	6,509,405
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,878	3,199,611
Series A, 5.00%, 01/01/40	3,721	4,168,494
Series B, 5.00%, 01/01/40	1,409	1,581,929
Series C, 5.00%, 01/01/38	3,243	3,615,212

		33,897,688
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	6,444	7,727,647

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,845	4,391,592

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	2,022	2,281,337

Michigan — 3.0%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,701	2,986,486
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,075	9,877,684
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,334,450

		14,198,620
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(g)	5,007	5,262,567

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	$2,429	$2,571,949
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	4,720	5,424,425

		13,258,941
New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,120	1,280,854
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	3,193	3,318,716
Series G, 4.00%, 01/01/43	2,957	3,054,517
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	2,580	2,725,372

		10,379,459
New York — 10.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(a)	807	819,911
5.75%, 06/15/40	2,701	2,741,822
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	4,228	4,891,910
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	7,640	8,587,400
2nd General Resolution, Series FF, 5.00%, 06/15/39	4,050	4,631,378
Series DD, 5.00%, 06/15/35	2,280	2,624,949
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,496,296
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,060	2,363,948
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,818,021
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,566,317

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(a)	$1,534	$1,605,462
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34(g)	1,500	1,545,120

		50,692,534
Ohio — 1.0%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	4,007	4,228,424
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	780	808,373

		5,036,797
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,220	1,364,271

South Carolina — 1.0%
South Carolina Public Service Authority, Refunding RB, Series A(a):
5.50%, 01/01/19(g)	374	387,852
5.50%, 01/01/19	4,327	4,484,660

		4,872,512
Texas — 2.3%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	971,285
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	4,720	5,335,122
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(g)	4,502	4,888,074

		11,194,481
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	4,608,370

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	640	686,499

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 04/01/19(a)	$2,000	$2,086,290

		2,772,789

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.8% (Cost — $224,443,695)		233,258,674

Total Long-Term Investments — 162.4% (Cost — $728,478,952)		775,921,785

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(h)(i)	$3,069,275	$3,069,582

Total Short-Term Securities — 0.6% (Cost — $3,069,417)		3,069,582

Total Investments — 163.0% (Cost — $731,548,369)		778,991,367
Other Assets Less Liabilities — 1.2%		5,438,443
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.3)%		(130,230,834)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (36.9)%		(176,361,897)

Net Assets Applicable to Common Shares — 100.0%		$477,837,079

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2018 to August 1, 2025, is $24,064,194.
(h)	Annualized 7-day yield as of period end.
(i)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,043,150	2,026,125	3,069,275	$3,069,582	$32,323	$400	$(43)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	85	03/20/18	$10,334	$210,861
Long U.S. Treasury Bond	218	03/20/18	32,223	955,524
5-Year U.S. Treasury Note	52	03/29/18	5,965	81,026

				$1,247,411

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

12

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual reportThe following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$775,921,785	$—	$775,921,785
Short-Term Securities	3,069,582	—	—	3,069,582

	$3,069,582	$775,921,785	$—	$778,991,367

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,247,411	$—	$—	$1,247,411

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(129,842,806)	$—	$(129,842,806)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(306,442,806)	$—	$(306,442,806)

During the period ended January 31, 2018, there were no transfers between levels.

13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 21, 2018